Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Summary of Future Minimum Rental Payments For Operating Leases	Future minimum lease payments under
non-cancelable
operating leases, and future payments under the Lease Termination Agreement, as of December 31, 2021 are as follows (in thousands):

	Operating Leases	Lease Termination Agreement
2022	$459	$293
2023	4	49
2024 and thereafter	—	—

Total minimum payments	$463	$342